Common Stock, Warrants and Options (Tables)	12 Months Ended
Dec. 31, 2014
Common Stock Warrants And Options Tables
Movement of options
		Weighted
		average
	Number of options	exercise price

Balance, December 31, 2012, 2013 and 2014	5,050,000	$0.05

Summary information about stock options outstanding
	Number	Weighted	Number
Weighted	outstanding	average	exercisable
average	at	remaining	at	Average
exercise	December 31,	contractual	December 31,	intrinsic
price	2014	life (years)	2014	value

$0.05	5,050,000	1.88	5,050,000	$-
	5,050,000	1.88	5,050,000

	Number	Weighted	Number
Weighted	outstanding	average	exercisable
average	at	remaining	at	Average
exercise	December 31,	contractual	December 31,	intrinsic
price	2013	life (years)	2013	value

$0.05	5,050,000	2.88	5,050,000	$-
	5,050,000	2.88	5,050,000